CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Scheduled of convertible senior notes
	December 31,
	2023	2022
Liability:
Principal	$40,000	$40,000
Unamortized issuance costs	(227)	(425)

Net carrying amount	$39,773	$39,575